Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000029067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CM Advisors Fixed Income Fund
Without Sales Load [Member] | C000029067
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%	3.29%	2.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.81%	(0.52%)	1.51%